N-2	May 31, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001690996
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-214903
Investment Company Act File Number	811-23217
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	6
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	10
Entity Registrant Name	CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND
Entity Address, Address Line One	400 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022-4406
City Area Code	(212)
Local Phone Number	702-3554
Delayed or Continuous Offering	true
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Repurchase Fee	None
Sales Load	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses
(as a percentage of net assets attributable to the shares)

Management Fee	0.50%
Shareholder Servicing Fee	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.04%
Less: Fee Waiver and Expense Reimbursement(1)	(0.04)%
Net Annual Fund Operating Expenses	1.00%

(1)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the Fund’s total annual operating expenses will not exceed 1.00% (after fee waivers and/or expense reimbursements, and exclusive of front-end or contingent deferred loads, taxes, interest, brokerage commissions, acquired fund fees or expenses, extraordinary expenses such as litigation expenses, and other expenses not incurred in the ordinary course of the Fund’s business). These arrangements will continue until July 27, 2024 and shall automatically renew for an additional one-year period unless sooner terminated by the Fund or by the Board of Trustees upon 60 days’ written notice to the Adviser or termination of the advisory agreement between the Fund and the Adviser. The Adviser may recoup fees waived and expenses reimbursed for a period of three years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Fund in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment.

Management Fees [Percent]	0.50%
Distribution/Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.29%
Total Annual Expenses [Percent]	1.04%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[1]
Net Expense over Assets [Percent]	1.00%
Expense Example [Table Text Block]

Example

The following Example is intended to help you understand the various costs and expenses that you, as a holder of shares, would bear directly or indirectly. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated. Because there are no costs to you associated with repurchases of your shares, your costs would be the same whether you hold your shares or tender your shares for repurchase at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV, and that the Fund’s operating expenses (as described above) remain the same. The example should not be considered a representation of the Fund’s future expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$327	$570	$1,267

The Example should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those assumed for purposes of the Example. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the Example.

Expense Example, Year 01	$ 102
Expense Example, Years 1 to 3	327
Expense Example, Years 1 to 5	570
Expense Example, Years 1 to 10	$ 1,267
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly by investing through investment in one or more Segregated Accounts. The Fund may be exposed to the different types of investments described below through such “indirect” investments.

INVESTMENT OBJECTIVE

The Fund seeks to provide total return consisting of income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

The Fund’s investment objective may be changed without shareholder approval. The Fund will provide notice prior to implementing any change to its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally pursues its investment objective by focusing on particular types of reinsurance investments providing exposure to the insurance risk of natural catastrophes, such as hurricanes and earthquakes. The Fund normally implements its investment strategies by investing significantly in structured reinsurance investments (“Structured Investments”), such as equity-linked notes (“ELNs”) and preferred shares, issued by insurance company segregated accounts or special purpose vehicles (“Segregated Accounts”) whose return is tied to underlying industry loss warranties (“ILWs”) and/or catastrophe bonds (“Cat Bonds,” also known as event-linked bonds). Under normal circumstances, the Fund invests primarily in instruments designed to provide exposure to ILWs and/or Cat Bonds, and at least 70% of its total assets in investments designed to provide exposure to ILWs.

In selecting and/or evaluating direct and indirect investments, the Adviser uses a combination of quantitative and qualitative analysis, considering, among other things, data and information obtained from third party models. In particular, the Adviser relies on research provided by two of the leading catastrophe risk modeling companies, which seek to measure catastrophe risks on a probabilistic basis, using simulation techniques. The Adviser analyzes each direct investment and each investment made by a Segregated Account on an individual basis and relative to potential impact within the Fund’s entire portfolio. Each investment is assigned a probability of loss based on the modeled projections of an event occurring. In selecting ILWs or Structured Investments with exposure to ILWs, the Adviser considers a wide range of factors, both in terms of portfolio level diversification, as well as broader trends impacting the potential investments, including cyclical seasonal forecasts (i.e., short- to medium-term) and secular/historical data (i.e., long-term averages). The Adviser has been investing in and analyzing investments in the reinsurance market since 2013. The Adviser currently has full transparency into the holdings of each Segregated Account in which the Fund expects to make a Structured Investment.

In implementing the Fund’s investment strategy, the Adviser generally seeks to invest directly or indirectly in ILWs and Cat Bonds tied to a varied group of available perils and geographic regions.

The Fund currently gains a significant amount of its exposure to ILWs and Cat Bonds indirectly through Structured Investments in the form of ELNs issued by Segregated Accounts (specifically, segregated accounts, each with distinct and segregated assets and liabilities under Bermuda law and a separate stream of earnings) of NB Reinsurance Ltd., a Bermuda Class 3 insurer registered under the Segregated Accounts Companies Act 2000 of Bermuda as a segregated accounts company (“NB Re”). The Fund normally invests approximately 80% of its assets, on average over time, in Segregated Accounts of NB Re. The Fund will generally not invest more than 25% of its assets in any one such Segregated Account. See “Segregated Accounts of NB Re” under “Principal portfolio composition – Structured reinsurance investments” below.

Many of the ILWs and/or Cat Bonds to which the Fund will have exposure will be shorter-term instruments that are seasonal in nature. ILWs may be documented as insurance contracts or as swaps. All references in this Prospectus to ILWs include ILWs documented in the form of swaps or other derivatives. The Segregated Accounts which issue the Structured Investments normally hold cash and/or cash equivalents when not holding ILWs and/or Cat Bonds, and these periods may be as long as several months.

The Fund may invest in registered investment companies, such as exchange-traded funds (“ETFs”), that invest in insurance- or reinsurance-related securities.

In addition to the above, the Fund may invest in a broad range of other types of equity securities and debt securities, including instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, certificates of deposit, money market securities, funds that invest primarily in debt securities, and cash, cash equivalents and other short term holdings.

The Fund’s other investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind and auction rate features. The Fund’s investments may include instruments that allow for balloon payments or negative amortization payments.

To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limitation in illiquid securities.

The Fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or in the SAI.

Principal portfolio composition

Under normal circumstances, the Fund invests primarily in instruments designed to provide exposure to ILWs and/or Cat Bonds, and at least 70% of its total assets in investments designed to provide exposure to ILWs. The Fund currently gains a significant amount of its exposure to ILWs and Cat Bonds indirectly through investments in Structured Investments in the form of ELNs issued by Segregated Accounts of NB Re.

Structured reinsurance investments

The Fund currently gains a significant percentage of its exposure to ILWs and Cat Bonds by holding Structured Investments, primarily ELNs issued by Segregated Accounts (specifically, segregated accounts) of NB Re. Structured Investments are privately structured securities utilized to gain exposure to the reinsurance market. These customizable instruments facilitate risk-transfer from insurance markets to capital market investors. The Fund, as holder of a Structured Investment, participates in the premiums and losses associated with the underlying ILWs and/or Cat Bonds. Structured Investments are generally considered illiquid investments by the Fund.

The Adviser currently has full transparency into the holdings of each Segregated Account in which the Fund expects to make a Structured Investment.

The reinsurance market is highly cyclical, with coverage being written at the beginning of the year and midyear for coverage for the following 12 months. The pricing of reinsurance is also highly cyclical as premiums for reinsurance coverage are driven, in large part, by insurers’ recent loss experience.

Segregated Accounts of NB Re

As of the date of this Prospectus, NB Re has created twenty Segregated Accounts, each with distinct and segregated assets and liabilities under Bermuda law and a separate stream of earnings. NB Re may create additional Segregated Accounts. Each of the Segregated Accounts has an unlimited term. A Segregated Account is not exposed to the financial condition or backing of NB Re or any other Segregated Account. The holders of interests in a Segregated Account may, in that capacity, share only in the income, and bear only the losses, of that Segregated Account, and not of any other Segregated Account or of the general account of NB Re. Each Segregated Account has a separate board of managers. No manager of any Segregated Account is affiliated with NB Re, Neuberger Berman (as defined below) or their respective affiliates.

Each Segregated Account has issued common shares which are held by Neuberger Berman Group LLC, an investment fund partnership (“Neuberger Berman”). All common shares of the general account of NB Re are held by Neuberger Berman and other funds that are managed by the entity that manages Neuberger Berman or one or more of their affiliates. Neuberger Berman holds more of such common shares than any other owner. The common shares are expected to represent only a small economic interest in the respective issuing Segregated Account. The common shares entitle the holder to possess all voting power in respect of a Segregated Account. Neuberger Berman has assigned all of its voting rights attendant to the common shares of the Segregated Accounts among three independent third party administrators. No administrator holds more than 45% of the voting power of the Segregated Accounts in the aggregate, determined on a net asset value dollar-weighted basis. The voting rights are held by the administrators pursuant to contractual arrangements between the administrators and the holders of the common shares. Each administrator independently exercises its voting rights, including with respect to the election of the board of managers of each Segregated Account with respect to which it has voting rights. These arrangements with the independent third party administrators may not be terminated prior to the expiration thereof, provided that Neuberger Berman has the right to terminate an arrangement in the case of malfeasance of the relevant administrator in the discharge of its duties under the arrangement. Upon the expiration of the term of an arrangement which is not renewed, or in the event of the termination by Neuberger Berman of an arrangement, a new arrangement will be entered into with respect to each relevant Segregated Account with a new independent third party administrator meeting certain minimum specified criteria.

Each Segregated Account has also issued non-voting preferred sharing interests, which represent economic interest in the respective Segregated Account. The Fund does not and will not invest in the preferred sharing interests issued by each Segregated Account. The non-voting preferred sharing interests are held directly or indirectly by an unregistered hedge fund and other stakeholders which are not affiliated with the Fund or the Adviser. The hedge fund is advised by an affiliate of NB Re and could create an actual or potential conflict of interest to favor holders of preferred sharing interests. For example, a Segregated Account in which the hedge fund is invested and the Fund is not invested may receive an investment opportunity not allocated to a Segregated Account in which the Fund is invested.

Each Segregated Account may also issue ELNs, a type of Structured Investment. The ELNs are direct, unsecured and unsubordinated obligations of the respective Segregated Accounts and rank pari passu with the preferred sharing interests issued by each Segregated Account. Each ELN is expected to have a term of ten years from initial issue and will include a variety of redemption rights. The Fund will have the right to redeem the ELNs on a quarterly basis subject to certain limitations based on the expected levels of liquidity in the Segregated Accounts during the year, including the right to redeem in full each January. Upon the occurrence of certain events, the ELNs will be mandatorily redeemed or the Fund will have the right to redeem in full. The Fund may sell the ELNs without the consent of NB Re or NB Re’s affiliates. The return on the ELNs issued in respect of a Segregated Account is linked to the performance of the preferred sharing interests issued in respect of that Segregated Account. The amount payable on the ELNs will be reduced by any losses on the underlying holdings of the issuing Segregated Account, and such a reduction could result in a partial or full loss of principal on the ELNs. The terms of the ELNs may only be amended with the consent of the holders. The Fund may, in the complete and sole discretion of the Adviser, advance funds to a Segregated Account in exchange for an ELN or exercise the redemption rights provided under an ELN issued by a Segregated Account. The Adviser currently has full transparency into the holdings of each Segregated Account. There is no requirement or understanding that the Fund will invest in any Segregated Account or that the investments in ELNs or redemptions of ELNs by the Fund will be made on a ratable basis across the Segregated Accounts.

None of the Segregated Accounts are expected to meet the definition of “investment company” contained in Section 3(a) of the 1940 Act, because none is expected to hold a meaningful amount of securities. Nonetheless, due to the character of each Segregated Account’s investor base, it is expected that each Segregated Account will qualify for the exception from the definition of “investment company” provided in Section 3(c)(7) of the 1940 Act.

The primary business of each Segregated Account is entering into ILWs. The Segregated Accounts may also make investments in Cat Bonds. The Segregated Accounts may use leverage. Many of the ILWs and/or Cat Bonds held by the Special Purposes Entities are shorter-term instruments that are seasonal in nature. ILWs may be documented as insurance contracts or as swaps. All references in this Prospectus to ILWs include ILWs documented in the form of swaps or other derivatives. The Segregated Accounts normally hold cash and/or cash equivalents when not holding ILWs and/or Cat Bonds, and these periods may be as long as several months.

Each Segregated Account is expected to have a distinct risk profile and will hold only those investments which meet the investment guidelines for that Segregated Account as agreed by the Segregated Account and the Fund. The investment guidelines for a Segregated Account may only be amended with the consent of the Fund. The investment guidelines of each Segregated Account are generally distinct from each other Segregated Account by geography, risk, coverage level, insureds and type. For example, while one Segregated Account may focus on all natural perils risks impacting Europe, while another may focus on wind events impacting the U.S., and another may focus on earthquakes in Japan, Australia and New Zealand. In addition, a limited number of Segregated Accounts may focus on a specific type of insurance loss trigger. For example, one Segregated Account may focus on contracts with an “aggregate” trigger (i.e., by reference to the total amount of loss over a series of qualifying events for the term of the contract), while another may focus on contracts that can be triggered by single events above the determined damage threshold. It is possible that, in limited circumstances, two Segregated Accounts may invest in the same ILW or Cat Bond, but such overlap is expected to be immaterial relative to such Segregated Accounts’ other holdings and their other assets would be distinct and unique to the respective Segregated Account. Under adverse or unstable conditions and with the consent of the Fund, a Segregated Account may deviate from its investment guidelines.

The Adviser, currently with full transparency into the holdings of each Segregated Account, has complete and sole discretion to choose in which Segregated Account the Fund invests and how to allocate the Fund’s assets among the Segregated Accounts.

Premium payments received by a Segregated Account of NB Re are generally not distributed to the Fund, but are instead reinvested consistent with the investment guidelines of that Segregated Account.

Industry loss warranties

Although the Fund currently invests primarily indirectly in ILWs through its investments in Structured Investments, the Fund reserves the ability to invest without limit directly in ILWs. ILWs are a type of short-term reinsurance contract whereby one party agrees to a set payment to its counterparty if insurance industry losses, as determined by an independent, third-party assessor, exceed a specified trigger amount.

ILWs are instruments that are privately negotiated among insurance companies, corporations, financial investors and public entities that seek to minimize commercial disruption in the event of the occurrence of natural disasters that negatively impact business operations. ILWs typically cover, among other things, natural catastrophe events, such as tornadoes, hurricanes, typhoons and windstorms in the United States, Japan and Europe, and earthquakes in the United States and Japan. For example, the buyer of a “$10 million limit US Wind ILW attaching at $2 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or a Segregated Account) and in return will receive $10 million if total losses to the insurance industry from a single U.S. hurricane exceed $2 billion. The industry loss ($2 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($10 million in this case) is referred to as the “limit.” The Fund or Segregated Account, as holder of the ILW or ILW Instrument, would be entitled to a return linked to the premium paid by the buyer and the occurrence or non-occurrence of the trigger event. If the trigger event occurs, the Fund or Segregated Account may lose all or a substantial portion of its investment.

The Adviser currently expects that all or substantially all of the ILWs in which the Fund directly or indirectly invests will be fully collateralized by the counterparties to seek to minimize counterparty risk. In a typical ILW transaction, the counterparty will contribute an agreed-upon premium to an independently administered collateral trust at the commencement of the contract and the Fund or the Segregated Account will contribute funds to such collateral trust in respect of an agreed-upon limit of coverage.

If, within the contract’s duration the insured loss event does not occur in a specified magnitude and within pre-determined durations, as determined by an agreed-upon, independent, third-party assessor, all amounts placed in the collateral trust will be released to the Fund or Segregated Account. If the insured event does occur, all of the amounts placed in the collateral trust will be released to the counterparty. Due to the time required to determine triggering events, in some cases, it may take a significant period of time for the underlying transaction to be completed and funds appropriately released.

Catastrophe bonds

Although the Fund currently primarily invests in Cat Bonds (sometimes referred to as insurance-linked bonds or event-linked bonds) on an indirect basis through its investments in Structured Investments, the Fund reserves the ability to invest without limit directly in such instruments. Cat Bonds are instruments that transfer risk from an issuer (such as an insurance company or a reinsurance company) to capital markets investors.

Cat Bonds are often structured as floating rate debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude. The trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event, as defined within the terms of a Cat Bond, occurs, the Fund may lose a portion or all of its accrued interest and/or principal invested in such Cat Bond or investment in Structured Investments with exposure to such Cat Bond. The Fund is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument.

As mentioned above, the Fund may invest in different types of Cat Bonds where the trigger event may be based on issuer company-wide losses (“indemnity triggers”), the occurrence of a catastrophic event with certain defined physical parameters (e.g., wind speed and location of a hurricane or magnitude and location of an earthquake) (“parametric triggers”), the estimated loss for the insurance industry as a whole from a particular catastrophe (where estimates are derived from a reporting service, such as Property Claim Services) (“industry loss triggers”), and a catastrophe-modeling firm’s database estimate of an industry loss, or a company’s losses compared to a modeling firm’s industry estimate of losses (“modeled loss triggers”). Certain investments may have multiple triggers or a combination of the different types of triggers (“hybrid triggers”). For example, a hybrid trigger could involve the occurrence of both a U.S. hurricane and a Japanese earthquake with a different kind of index trigger for each. Another example of a hybrid trigger involves different trigger types occurring in a particular sequence. For example, after the occurrence of a qualifying U.S. earthquake, a modeled-loss index is used to establish a company’s overall market share, and then applied to the industry loss index associated with the qualifying event to determine any principal reduction.

Cat Bonds may have trigger events related to a broad range of insurance risks, which can be broken down into three major categories: natural risks, weather risks and non-natural events. Investments in Cat Bonds with trigger events related to natural risks generally provide coverage for natural catastrophes, such as hurricanes and earthquakes. Investments in Cat Bonds linked to weather risks provide insurance to companies, or insurers of companies, whose sales depend on the weather and provide a hedge on the impact of weather-related risks. For example, a weather Cat Bond could provide coverage based on the average temperature in a region over a given period. Investments in Cat Bonds linked to non-natural risks could cover a much broader array of insurable risks, such as aerospace and shipping catastrophes.

Certain Cat Bonds may cover the risk that multiple loss events will occur. While the Fund intends to generally invest in Cat Bonds with trigger events related to natural risks, the Fund has no limit as to the types of events, geographic areas or thresholds of loss referenced by Cat Bonds in which it can invest.

Some Cat Bonds reference only a single event. Other Cat Bonds may reference multiple events, the occurrence of any one (or other number) of which would satisfy these criteria.

Cat Bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other U.S. or non-U.S. entities. Cat Bonds are often rated by at least one nationally recognized statistical rating organization (“NRSRO”), but also may be unrated. The rating for a Cat Bond, if any, primarily reflects the rating agency’s calculated probability that a trigger event will occur. This rating also assesses the Cat Bond’s credit risk and the model used to calculate the probability of a trigger event. Cat Bonds are often rated below investment grade or unrated. The Fund generally invests in Cat Bonds that are rated below investment grade or are unrated, but determined by the Adviser to be of comparable credit quality as below investment grade.

The majority of the Fund’s direct or indirect investments in Cat Bonds are typically held in collateral trust accounts in conjunction with the formal bond offering. Funds within such collateral account generally are assigned by way of security interest to a trustee pursuant to a deed of charge.

Derivatives

The Fund may have exposure to ILWs documented in the form of swaps or other derivatives through its investments in Structured Investments, but does not expect to invest directly in derivatives instruments.

To the extent obligations created by the Fund’s use of derivatives may be deemed to create senior securities, the Fund will segregate or earmark liquid assets with its custodian in accordance with 1940 Act Release No. 10666 (Apr. 18, 1979), and the guidance of related no-action letters issued by the Securities and Exchange Commission (“SEC”), to cover these obligations. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The loss on leverage transactions may substantially exceed the initial investment.

Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by registered investment companies, such as the Fund, and imposes new requirements and restrictions on investments in derivatives made by such investment companies, including establishing a new asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. Unless a fund qualifies as a “limited derivatives user,” as defined under new Rule 18f-4, the new rule, among other things, requires the fund to adopt and implement a derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by a fund’s board and periodically reviews the DRMP and reports to the board. Generally, the full requirements of Rule 18f-4 do not apply to a fund if it uses derivative instruments in a limited amount, and therefore, qualifies as a “limited derivatives user,” as defined in the rule. The Fund intends to qualify as a “limited derivatives user” as defined in Rule 18f-4, and has adopted policies and procedures to monitor compliance with such qualification. In addition, Rule 18f-4 provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. With the Fund’s transition to reliance on Rule 18f-4, as applicable, the Fund’s approach to asset segregation or “earmarking” and coverage requirements with respect to derivatives and similar instruments is no longer applicable. The Fund may still segregate cash or other liquid or other assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. The requirements of Rule 18f-4 may limit the Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective in limiting the Fund’s risk of loss from derivatives. There may be additional regulation of the use of derivatives by registered investment companies which could significantly affect their use. The ultimate impact of the new regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Other investment companies

The Fund may invest in the securities of other registered investment companies, including ETFs and money market funds, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and the rules thereunder. Investment in other registered investment companies may provide the Fund with exposure to segments of the insurance and reinsurance market represented by another fund at times when the Fund might not be able to buy the particular type of securities directly. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses incurred by the Fund. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. Absent certain statutory exceptions and exemptive rules, the Fund’s investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the 1940 Act. However, under Rule 12d1-4, the Fund may invest in other investment companies, including ETFs, in excess of these limits, subject to certain conditions.

Liquidity and restricted securities

A significant percentage of the ILWs and Cat Bonds in which the Fund invests are legally restricted as to resale pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”), and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities pursuant to procedures adopted by the Board of Trustees, and most or all of the Cat Bonds in which the Fund invests are considered liquid securities. Even if determined to be liquid, holdings of Rule 144A securities may increase the level of fund illiquidity if eligible buyers become uninterested in purchasing them. Other insurance- and reinsurance-related, are generally considered illiquid securities by the Fund. The Fund may invest substantially in illiquid securities.

Other investments

Floating rate investments

Floating rate investments are securities and other instruments with interest rates that adjust or “float” periodically based on a specified interest rate or other reference and include repurchase agreements, money market securities and shares of money market and short-term bond funds. For purposes of the Fund’s investment policies, the Fund considers as floating rate instruments adjustable rate securities, fixed rate securities with durations of less than or equal to one year, and funds that invest primarily in floating rate instruments.

Floating rate loans

Floating rate loans are provided by banks and other financial institutions to large corporate customers. These loans are rated below investment grade, but typically are secured with specific collateral and have a senior position in the capital structure of the borrower. These loans typically have rates of interest that are reset periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”), plus a premium.

Non-U.S. investments

The Fund may invest without limit in securities of non-U.S. issuers, including securities of emerging market issuers. Because the majority of (re)insurance-related security issuers are domiciled outside the United States, the Fund normally invests significant amounts of its assets in non-U.S. securities. Non-U.S. issuers are issuers that are organized and have their principal offices outside of the United States. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations, or private issuers, and certain supranational organizations, such as the World Bank and the European Union.

Below investment grade debt securities

The Fund may invest in debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the Adviser. Below investment grade securities, which are commonly referred to as “junk” bonds, have high risk, speculative characteristics. A debt security is below investment grade if it is rated Ba/BB or lower or the equivalent rating by at least one NRSRO or determined to be of equivalent credit quality by the Adviser. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Below investment grade securities also may be more difficult to value.

If a security receives different ratings from two or more NRSROs, the Fund will use the rating chosen by the Portfolio Managers as most representative of the security’s credit quality. The ratings of NRSROs represent their opinions as to the quality of the securities that they undertake to rate and may not accurately describe the risks of the securities. An NRSRO may have a conflict of interest with respect to a security for which it assigns a quality rating. In addition, there may be a delay between a change in the credit quality of a security or other asset and a change in the quality rating assigned to the security or other asset by an NRSRO. If an NRSRO changes the quality rating assigned to one or more of the Fund’s portfolio securities, the Adviser will consider if any action is appropriate in light of the Fund’s investment objective and strategies. An investor can still lose significant amounts when investing in investment grade securities.

Equity securities

Equity securities include common stocks, warrants and rights, as well as “equity equivalents” such as preferred stocks and securities convertible into common stock. The equity securities in which the Fund invests may be publicly or privately offered. Preferred stocks generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. A convertible security is one that can be converted into or exchanged for common stock of an issuer within a particular period of time at a specified price, upon the occurrence of certain events or according to a price formula. Convertible securities offer the Fund the ability to participate in equity market movements while also seeking some current income. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. The Fund considers some convertible securities to be “equity equivalents” because they are convertible into common stock. The credit ratings of those convertible securities generally have less impact on the investment decision, although they may still be subject to credit and interest rate risk.

Reverse repurchase agreements and borrowing

The Fund may enter into reverse repurchase agreements pursuant to which the Fund transfers securities to a counterparty in return for cash, and the Fund agrees to repurchase the securities at a later date and generally for a higher price. Reverse repurchase agreements are treated as borrowings by the Fund, are a form of leverage and may make the value of an investment in the Fund more volatile and increase the risks of investing in the Fund. The Fund also may borrow money from banks or other lenders, including to finance repurchase requests. Entering into reverse repurchase agreements and other borrowing transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Repurchase agreements

The Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund’s purchase price, with the difference being income to the Fund. A repurchase agreement may be considered a loan by the Fund collateralized by securities. Under the direction of the Board of Trustees, the Adviser reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the Fund. All repurchase agreements entered into by the Fund shall be fully collateralized with U.S. Treasury and/or agency obligations at all times during the period of the agreement in that the value of the collateral shall be at least equal to an amount of the loan, including interest thereon. Collateral is held by the Fund’s custodian in a segregated safekeeping account for the benefit of the Fund. Repurchase agreements afford the Fund an opportunity to earn income on temporarily available cash. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the collateral, the Fund may be required to return the collateral to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

Cash management and temporary investments

Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. To the extent that the Fund has any uninvested cash, the Fund would also be subject to risk with respect to the depository institution holding the cash. During such periods, it may be more difficult for the Fund to achieve its investment objective. The Fund may adopt a defensive strategy when the Adviser believes securities in which the Fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.

Short-term trading

The Fund usually does not trade for short-term profits. The Fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the Fund’s investment criteria. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment. Therefore, before purchasing shares of the Fund, you should consider carefully the following risks that you assume when you invest in the Fund.

PRINCIPAL RISKS

General

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading tool. The Fund is not a complete investment program and should be considered only as an addition to an investor’s existing portfolio of investments. Because the Fund predominantly provides exposure to ILWs and Cat Bonds, which may carry risk similar to below investment grade (high yield) debt securities, an investment in the Fund’s shares is speculative in that it involves a high degree of risk. Due to uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. In addition, even though the Fund makes periodic offers to repurchase a portion of its outstanding shares to provide some liquidity to shareholders, shareholders should consider the Fund to be an illiquid investment.

Insurance and reinsurance investments risk

A principal risk of an investment in insurance and reinsurance instruments is that a triggering event(s) (e.g., natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area) will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest and/or dividend payments with respect to the security and an investor will lose money. If multiple triggering events occur that impact a significant portion of the portfolio of the Fund, the Fund could suffer substantial losses. A significant portion of the Fund’s assets will generally have exposure to ILWs and Cat Bonds tied to natural events and there is inherent uncertainty as to whether, when, where and to what extent such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance and reinsurance investments carry a high degree of risk. The Fund is subject to the principal risks described herein, whether through the Fund’s (i) direct investments, (ii) indirect investment through one or more Segregated Accounts, or (iii) other investments.

Risks of investing in structured reinsurance investments

Structured Investments, such as ELNs and preferred shares, are generally subject to the same risks as the underlying ILWs and/or Cat Bonds, as applicable.

The Fund’s successful use of Structured Investments will generally depend on, among other things, the Adviser’s quantitative and qualitative analysis of various factors, including the probability of the occurrence of trigger events in the underlying ILWs and/or Cat Bonds. Should the price of the underlying ILWs and/or Cat Bonds move in an unexpected manner, should a triggering event occur on one or more underlying ILWs and/or Cat Bonds, or should the structure of the Structured Investment respond to market conditions differently than anticipated, the Fund may not achieve the anticipated benefits of the investment in the Structured Investment, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

Structured Investments are generally considered illiquid securities by the Fund. An investor in Structured Investments participates in the premiums and losses associated with the underlying ILWs and/or Cat Bonds. Premium payments received by a Segregated Account of NB Re will generally not be distributed to the Fund, but will instead be reinvested consistent with the investment guidelines of that Segregated Account. Structured Investments may be difficult to value.

Segregated Accounts which issue Structured Investments have operating fees and expenses separate from the fees and expenses that the Fund bears directly in connection with its own operations. The Fund will indirectly bear its allocated share of the operating fees and expenses assessable to the holders of those Structured Investments in which the Fund invests. Such fees and expenses, which are not reflected in the fee table and example below, reduce the return to the Fund on such investments and affect its performance.

Risks of investing in industry loss warranties

ILWs are exposed to catastrophic risks that can lead to binary performance of individual transactions. Events that trigger most payouts with respect to ILWs have historically been fairly rare and as such the probability of their occurrence may be difficult to predict. The performance of ILWs depends on determination of industry losses by a recognized third-party assessor. This dependency may cause substantial delays in either releasing the ILW collateral and premium funds to the Fund or paying it to the reinsured party, because the third-party assessor may require time to issue its findings of industry losses. Such delays are typically between one to six months but, in unusual circumstances, may extend up to 36 months or more. Contracts for ILWs typically contain clauses that allow collateral release upon review of certain loss thresholds relative to certain time intervals—the “loss development period.” For instance, if a third party assessor estimates at a set point in time that industry-insured losses for the relevant specific event are $15 billion, and the ILW transaction in question is triggered at an industry loss of more than $30 billion, the ILW collateral would normally be released at the time of such determination. In general, if the initial estimated loss is less than 50% of the trigger value, the ILW is released at the defined date of estimation; otherwise, release may be delayed. The majority of the ILWs in which the Fund expects to have exposure are structured so as to release collateral either at the defined date of estimation, assuming no losses or within a twenty-four month loss development period. The Adviser generally seeks to gain exposure to ILW commitments structured to limit any conditional lock-up period to the extent commercially reasonable, but there can be no assurance such conditional lock-up period will coincide with the intended duration of the Fund’s investment. It is not expected that any delay will have a material impact on the Fund’s ability to make required distributions in order to qualify as a regulated investment company. ILWs in which the Fund invests may be documented as swaps. Such ILW swaps will also be subject to Swaps Risk.

Generally, there will be no readily-available market for ILWs. ILWs are considered illiquid securities by the Fund.

Risks of investing in catastrophe bonds

Cat Bonds (also known as event-linked bonds) carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of a Cat Bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified, the Fund may lose a portion or all of its accrued interest and/or principal invested in such security. Because Cat Bonds cover “catastrophic” events that, if they occur, will result in significant losses, Cat Bonds carry a high degree of risk of loss and carry risk similar to “high yield” or “junk” bonds. The rating of a Cat Bond, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have been determined to have a greater likelihood of a triggering event occurring and loss to the Fund. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc. The Adviser may use reports from one or more of these modeling firms as part of its investment process or may create its own internal risk model for this purpose. Different methodologies are used to evaluate the probability of various types of pre-defined trigger events. If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to a Cat Bond that is not justified. Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks. Additionally, because there are few major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified. In addition to the specified trigger events, Cat Bonds may expose the Fund to certain other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

Swaps risk

The Fund may obtain swap exposure by investing indirectly in ILWs documented as swaps, which typically are contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes, weather-related phenomena and other criteria determined by independent parties. If a trigger event(s) occurs, the Fund may lose the swap’s notional amount. As derivative instruments, ILW swaps are subject to risks in addition to the risks of investing in insurance- and reinsurance-related instruments, including risks associated with the counterparty and leverage.

Reinsurance market and reinvestment risk

The size of the reinsurance market may change over time, which may limit the availability of ILWs, Cat Bonds and/or Structured Investments for investment by the Fund. The original issuance of ILWs, Cat Bonds and Structured Investments in general, including these investments with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for such investments by institutional investors. The availability of ILWs, Cat Bonds and Structured Investments in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILWs, Cat Bonds and Structured Investments held by the Fund mature, or the Fund must sell securities in connection with share repurchases, the Fund may be required to hold more cash or short-term instruments than it normally would until attractive reinsurance investments become available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Illiquidity and restricted securities risk

To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limitation in illiquid investments. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. As a relatively new type of financial instrument, there is limited trading history for reinsurance investments, even for those instruments deemed to be liquid. There can be no assurance that a liquid market for the Fund’s investments will exist or be maintained. At any given time, the Fund’s portfolio may be substantially illiquid. The Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Certain of the instruments in which the Fund may invest are subject to restrictions on resale by the federal securities laws or otherwise, such as securities offered privately pursuant to Section 4(a)(2) of the Securities Act of 1933 (the “1933 Act”) and securities issued pursuant to Rule 144A under the 1933 Act. While certain restricted securities may, notwithstanding their limitations on resale, be treated as liquid if the Adviser determines, pursuant to the applicable procedures, that such treatment is warranted, there can be no guarantee that any such determination will continue. Restricted securities previously determined to be liquid may subsequently become illiquid while held by the Fund. Even if such restricted securities are not deemed to be illiquid, they may nevertheless be difficult to value and the Fund may be required to hold restricted securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities. This may result in losses to the Fund and investors.

Valuation risk

The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for illiquid investments or investments that are valued using a fair value methodology. The Fund is subject to the risk that one or more of the securities in which the Fund invests are priced incorrectly, due to factors such as incomplete or inaccurate data or information, market instability, lack of a liquid secondary market or human error. In addition, pricing of insurance and reinsurance investments is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur, or if occurring, the magnitude of such events. A substantial portion of the Fund’s investment is in Structured Investments for which market quotations are not available. The Fund’s investment in Structured Investments are priced on a periodic basis by the administrator of the Segregated Accounts. When not priced by the administrator, the Structured Investments are valued pursuant to fair value procedures approved by the Board.

The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. When market quotations are not readily available or are believed by the Adviser to be unreliable, the Adviser will fair value the Fund’s investments in good faith pursuant to the Fund’s Fair Value Procedures. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Reinsurance industry risk

The performance of the Fund’s investments and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.) and other specified events causing physical and/or economic loss. Triggering events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. Generally, the event is a natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires and floods. Major natural disasters in populated areas (such as in the cases of Hurricane Ian in Florida and the Carolinas in 2022, Hurricane Harvey in the Houston metropolitan area in 2017, Hurricane Irma in Florida and the Caribbean Islands in 2017, Hurricane Katrina in New Orleans in 2005 and Superstorm Sandy in the New York City metropolitan area in 2012) or related to high-value insured property (such as plane crashes) can result in significant losses and investors in ILWs, Cat Bonds and Structured Investments tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in ILWs, Cat Bonds or Structured Investments for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the ILWs, Cat Bonds or Structured Investments held by the Fund will result in substantial losses to the Fund. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Fund.

Risk-modeling risk

The Adviser, in selecting investments for the Fund, may consider risk models created by independent third parties, the sponsor of a reinsurance-related security and/or a broker. The sponsor of a reinsurance-related security may be incentivized to skew risk models to minimize risks associated with such security in order to entice investors, thereby jeopardizing the integrity of the Adviser’s investment analysis process. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge. Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure.

The Adviser uses the output of the risk models before and after investment to assist the Adviser in assessing the risk of a particular reinsurance-related security or a group of such securities. Risk models are created using historical, scientific and other related data. Because such risk models are based in part upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event. In addition, any errors or imperfections in a risk model or in the data on which it is based or any technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. Risk models are used by the Adviser as one input in its risk analysis process for Fund investments. The Adviser also considers available information related to any known market impacts on the various investments within the parameters of the Fund’s principal investment strategies.

Risks of investing in Segregated Accounts of NB Re

NB Re is a registered Bermuda Class 3 insurer. As such, it is subject to regulation and supervision in Bermuda. Bermuda insurance statutes, regulations and policies of the Bermuda Monetary Authority may affect NB Re’s ability to write reinsurance policies or the ability of its segregated accounts to distribute funds. It is not presently intended that NB Re will be admitted to do business in any jurisdiction in the United States or elsewhere (other than Bermuda). However, there can be no assurance that insurance regulators in the United States or elsewhere will not review the activities of NB Re or related companies or its segregated accounts or agents and claim that NB Re is subject to such jurisdiction’s licensing requirements. The process of obtaining licenses is very time consuming and costly, and NB Re may not be able to become licensed in a jurisdiction other than Bermuda, which could significantly and adversely affect NB Re’s business by limiting its ability to conduct business as well as subjecting it to penalties and fines. If, in the future, NB Re becomes subject to any insurance laws of the United States or any state thereof or of any other jurisdiction, there is no assurance that it would be in compliance with those laws or that coming into compliance with those laws would not have a significant and negative effect on its business.

Because NB Re is incorporated in Bermuda, it is subject to changes of Bermuda law and regulation that may have an adverse impact on its operations, including imposition of tax liability or increased regulatory supervision. In addition, the Bermuda insurance and reinsurance regulatory framework has become subject to increased scrutiny in many jurisdictions, including in the United States and in various states within the United States. The future impact on NB Re’s operations of any future changes in the laws and regulations to which it is or may become subject cannot be predicted.

Focused investing risk

At any given time, the Fund’s investments or portfolio risks may be focused on particular types of reinsurance investments, on a limited group of available perils and geographic regions or in reinsurance contracts written by one or more reinsurers. Such focused investing could expose the Fund to losses disproportionate to other comparable funds.

The Fund concentrates in the financial services group of industries. Such concentration of risk may increase any losses suffered by the Fund. Issuers of ILWs, Cat Bonds and Structured Investments are generally classified as belonging to the financial services group of industries. Although, the Fund has no current intention to invest in banks or other issuers that may be commonly considered in the financial services group of industries, as a result of this categorization of reinsurance investments, the Fund may be subject to concentration risk. The industries within the financial services group of industries are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services group of industries. Insurance companies can be subject to severe price competition. The financial services group of industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Non-U.S. financial services companies, including insurance companies, may be subject to different levels of regulation than that to which similar companies operating in the U.S. are subject. Similarly, to the extent the Fund has exposure to a significant extent in investments tied economically to a specific geographic region, country or a particular market, it will have more exposure to regional and country economic risks than it would if it had more geographically diverse investments.

Non-diversification risk

The Fund is classified as “non-diversified,” which means that it can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the Fund’s losses from adverse events affecting a particular issuer, and the value of its shares may be more volatile than if it invested more widely.

Market risk

The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions, market disruptions caused by trade disputes or other factors, political and geopolitical factors, economic sanctions, adverse investor sentiment, cybersecurity events, or local, regional or global events such as wars, terrorism, epidemics, pandemics or other public health issues, real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates or currency rates or lack of liquidity in the markets. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The Fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Additional Market Disruption. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Although its effects have begun to dissipate, the COVID-19 pandemic resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. The COVID-19 pandemic also caused significant disruptions to business operations, including business closures; strain on healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic; and widespread uncertainty regarding the duration and long-term effects of the pandemic.

Rates of inflation have recently risen. Inflation has affected the global economy and global financial markets. Inflation occurs when prices increase and the purchasing power of money decreases. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a portfolio’s assets can decline as can the value of a portfolio’s distributions. Governments around the world, including the U.S. government, have taken steps designed to manage inflation, including by raising interest rates. Interest rates may remain elevated or may rise further.

Cash management risk

The value of the investments held by the Fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the Fund has any uninvested cash, the Fund will be subject to risk with respect to the depository institution holding the cash. During such periods, it may be more difficult for the Fund to achieve its investment objectives.

Management and operational risk

The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques, judgment and decisions will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses, models, tools, resources, information and data used by the Adviser as part of its investment process, or if such analyses, models, tools, resources, information or data are used incorrectly or do not work as intended, could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services.

Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses.

With the increased use of technologies and the dependence on computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects.

Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, or the custodian, transfer agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified or that an attack may not be detected given that technology is changing and new ways to carry out cyber attacks are continuously developing.

Cybersecurity risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset values, and prevent shareholders from redeeming their shares. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents. Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the Adviser, transfer agent, the Distributor and their respective service providers are subject to the risk of cyber incidents occurring from time to time.

Model and data risk

The Adviser may use quantitative methods and/or third party information or data to select investments.

If quantitative models, algorithms or calculations (whether proprietary and developed by the Adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.

Tax risk

As described in more detail later in this Prospectus under “Federal Income Tax Matters”, in order to qualify for the favorable tax treatment generally available to regulated investment companies, at least 90% of the Fund’s gross income each taxable year must consist of qualifying income, the Fund must meet certain asset diversification tests at the end of each quarter of its taxable year, and the Fund must meet certain distribution requirements for each taxable year. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it has derived for a taxable year until after year-end. The Fund may determine not to make an investment that it otherwise would have made, or may dispose of an investment it otherwise would have retained (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), in an effort to meet the qualifying income test.

The Fund normally invests a significant portion of its assets in Structured Investments in the form of ELNs issued by Segregated Accounts. The federal income tax treatment of these Structured Investments and Segregated Accounts, both generally and with respect to the requirements applicable to regulated investment companies, is not entirely clear. Under proposed Treasury Regulations, it is expected that each of the Segregated Accounts will be treated as a separate entity for U.S. federal income tax purposes. If a Segregated Account were to instead be treated as a division of a larger entity consisting of multiple Segregated Accounts, then the Fund could fail to meet the asset diversification tests applicable to regulated investment companies. Additionally, it is expected that the ELNs will be treated as non-voting equity interests in the Segregated Accounts for U.S. federal income tax purposes. If the ELNs were to instead be treated as voting equity investments, the Fund could fail to meet the asset diversification tests applicable to regulated investment companies.

The Fund has received an opinion from Morgan, Lewis & Bockius LLP, counsel to the Fund, that, for federal income tax purposes and subject to and based upon certain facts, assumptions and limitations, the Segregated Accounts of NB Re the primary business of which will be entering into ILWs (the “NB Re Segregated Accounts”) will more likely than not be treated as separate corporations. The Fund has not sought, and will not seek, any ruling from the Internal Revenue Service (the “IRS”) regarding the conclusion reached in the opinion, and the opinion has no official status of any kind and is not binding on the IRS. In addition, some of the facts and issues under existing law that could significantly affect the opinion have not been definitively addressed by the IRS or the courts. Accordingly, there can be no assurance that the IRS will not assert, or a court will not sustain, a position contrary to the conclusion set forth in the opinion. As discussed above and later in this Prospectus under “Federal Income Tax Matters,” the Fund could be adversely affected, perhaps significantly, should the IRS or a court disagree with the conclusion reached in the opinion. In such a case, the Fund will seek to mitigate any adverse impact of the position of the IRS or a court on the Fund and its shareholders by exercising its available redemption rights under the terms of the ELNs issued by the NB Re Segregated Accounts. No assurance can be given that the Fund will be able to avoid, through redemption or any other action, adverse federal income tax consequences for the Fund and, consequently, for the Fund’s shareholders.

The tax treatment of certain insurance- and reinsurance-related instruments is also not entirely clear. Certain of the Fund’s investments (including, potentially, certain ILWs, Cat Bonds and Structured Investments) may generate income that is not qualifying income. Investments in the Segregated Accounts and certain other investments directly or indirectly held by the Fund (including certain ILWs, Cat Bonds and Structured Investments) may be treated as equity interests in PFICs for U.S. federal income tax purposes. In general, a PFIC is a foreign corporation (i) that earns at least 75% of its annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of its assets (computed based on average fair market value) either produce or are held for the production of passive income. If the Fund directly or indirectly holds any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received (directly or indirectly) from the PFIC or on any gain recognized by the Fund (directly or indirectly) from the sale or other disposition of stock in the PFIC, even if all income or gain actually earned by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. A “qualified electing fund” election or a “mark to market” election may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (which would be subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements with respect to such income or gain and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), or the Fund may be required to borrow cash. Gains recognized by the Fund from the sale or other disposition of stock of PFICs may also be treated as ordinary income. In order for the Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its after-tax return from these investments.

The Segregated Accounts and certain other issuers of insurance- and reinsurance-related securities may be treated as CFCs for U.S. federal income tax purposes. If a sufficient portion of the vote or, under legislation enacted in late 2017, value of interests in a foreign issuer that is treated as a corporation for U.S. federal income tax purposes is directly or indirectly held (or treated as held) by the Fund, independently or together with certain other U.S. persons, that issuer may be treated as a CFC with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. Prior to the 2017 change in tax law, it was expected, but not guaranteed, that the Segregated Accounts of NB Re would not be treated as CFCs for U.S. federal income tax purposes. If the Segregated Accounts or other issuers of insurance- and reinsurance-related securities are treated as CFCs for U.S. federal income tax purposes, the Fund may have to dispose of its portfolio securities (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances) to generate cash, or may have to borrow the cash, to meet its distribution requirements and avoid Fund-level taxes. In addition, some Fund gains recognized from the sale or other disposition of interests in such an issuer may be treated as ordinary income. The Fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to limit its tax liability or maximize its after-tax return from these investments.

If the Fund were to fail to qualify for treatment as a regulated investment company, it would generally be subject to tax in the same manner as an ordinary corporation, and distributions to its shareholders generally would not be deductible by the Fund in computing its taxable income. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur a significant penalty tax that would reduce (and potentially could eliminate) the Fund’s returns.

Repurchase offers risk

The Fund is operated as an “interval fund” and, in order to provide some liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at NAV subject to approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 5%, of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, borrowings or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund employed investment leverage, repurchases of shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered shares is determined. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Borrowing risk

The Fund may borrow to meet repurchase requests or for investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing will also cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires a closed-end fund to maintain asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) and generally requires a closed-end fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the Fund) or distribution on the Fund’s stock or the repurchase of any of the Fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300% after deducting the amount of the dividend, distribution or purchase price, as the case may be. To satisfy 1940 Act requirements in connection with leverage or to meet obligations, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. There can be no assurances that the Fund’s use of leverage will be successful.

LIBOR risk

Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and it is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee, is now publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have begun publication. Markets are slowly developing in response to these new rates. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine, and they may vary depending on factors that include, but are not limited to, (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallback provisions for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Expense risk

Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease or if an expense limitation is changed. Net assets are more likely to decrease and the Fund’s expense ratio is more likely to increase when markets are volatile.

Conflicts of interest

The Adviser and its affiliates are engaged in a variety of businesses and have interests other than those related to managing the Fund. The broad range of activities and interests of the Adviser and its affiliates gives rise to actual, potential and perceived conflicts of interest that could affect the Fund and its shareholders. Certain actual and potential conflicts are described below. Other conflicts may arise from time to time.

The Adviser recognizes that in certain circumstances a conflict of interest may arise when voting a proxy. For example, a conflict of interest is deemed to occur when the Adviser or one of its affiliated persons has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy. When a proxy proposal raises a material conflict of interest between the Adviser’s interests and those of the Fund, the Adviser will seek to resolve the conflict in accordance with its adopted procedures.

The Adviser, its affiliates and the Fund have adopted practices, policies and procedures that are intended to identify, manage and, when possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective.

The Adviser, its affiliates and other financial service providers have conflicts associated with their promotion of the Fund or other dealings with the Fund that would create incentives for them to promote the Fund. The Adviser and/or its affiliates make revenue sharing payments to brokers and other financial intermediaries to promote the distribution of the Fund. The Adviser and its affiliates will benefit from increased assets under management.

The Adviser has been designated as the Fund’s valuation designee with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The Adviser’s service as valuation designee is expressly permitted by applicable regulations. The Adviser performs such valuation services in accordance with valuation policies and procedures of the Funds and the Adviser. The Adviser may value an identical asset differently than its affiliates. This is particularly the case in respect of difficult-to-value assets. The Adviser faces a conflict with respect to valuations generally because of their effect on the Adviser’s fees and other compensation. Valuation decisions by the Adviser may also result in improved performance of the Fund.

The Adviser and/or its affiliates have existing and may have other future business dealings or arrangements with current or proposed fund service providers (or their affiliates) recommended by the Adviser. Such other business dealings or arrangements present conflicts of interest. For example, the Adviser may have an incentive to hire as a service provider an entity with which the Adviser or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and the Adviser may have a disincentive to recommend the termination of such service provider.

Further discussion of conflicts of interest appears in the SAI. These discussions are not, and are not intended to be, a complete enumeration or description of all the actual and potential conflicts that the Adviser and its affiliates have now or may have in the future.

OTHER RISKS

Floating rate instrument risks

Floating rate loans and similar investments may be illiquid or less liquid than other investments. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. In particular, loans may take longer than seven days to settle, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans. To the extent that sale proceeds of loans are not available, the Fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws. The ILWs, Cat Bonds and Structured Investments in which the Fund directly or indirectly invests may be variable rate, or floating rate.

In addition, while the collateral securing most Cat Bonds in which the Fund currently intends to invest is typically invested in low-risk investments, certain Segregated Accounts in which the Fund invests may permit investment of collateral in higher risk, higher yielding investments. Thus, the value of collateral, if any, securing the Fund’s investments in Cat Bonds can decline or may be insufficient to meet the issuer’s obligations and the collateral, if repaid to the Fund, may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

Risks of inverse floating rate obligations

The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

Investing in other investment companies risk

Investing in other investment companies subjects the Fund to the risks of investing in the underlying securities or assets held by those investment companies. When investing in another investment company, the Fund will bear a pro rata portion of the underlying fund’s expenses, in addition to its own expenses.

Interest rate risk

The market prices of securities may fluctuate significantly when interest rates change. When interest rates rise, the value of fixed income securities generally falls. In recent years, interest rates in the U.S. have been at historic lows, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the maturity (i.e., measure of time remaining until the final payment on a security) or duration (i.e., measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates) of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Rising interest rates can lead to increased default rates as payment obligations increase. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.

Credit risk

If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. In addition, the Fund may incur expenses and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty. A security may change in price for a variety of reasons. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If there is an adverse credit event, or a perceived change in the issuer’s creditworthiness, these securities could experience a far greater negative price movement than would be predicted by the change in the security’s yield in relation to their effective duration. The Fund evaluates the credit quality of issuers and counterparties prior to investing in securities. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

Prepayment or call risk

Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund would be forced to reinvest prepayment proceeds at a time when yields or securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Risks of subordinated securities

A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them. Certain Segregated Accounts in which the Fund invests may issue multiple tranches of interests to investors.

Risks of non-U.S. investments

Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

There may be restrictions on imports from certain countries, such as Russia, and dealings with certain state-sponsored entities. For example, following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States signed an Executive Order in June 2021 affirming and expanding U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Adviser or a sub-adviser otherwise believes is attractive, the Fund may incur losses. Any of the above factors may adversely affect the Fund’s performance or the Fund’s ability to pursue its investment goal(s).

Below investment grade debt securities and unrated securities risk

Below investment grade debt securities, which are commonly called “junk” bonds, are rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have comparable ratings by another rating organization. Debt securities rated below investment grade are commonly referred to as “junk” bonds and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Below investment grade securities also may be more difficult to value.

Below investment grade investments may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default), and illiquidity risk. Below investment grade investments or unrated investments judged by the Adviser to be of comparable quality may be more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on below investment grade investments will fluctuate.

Equity investing risk

The Fund may at times invest directly or indirectly in equity securities, which may be publicly or privately offered. The equity securities in which the Fund invests may be more volatile than the equity markets as a whole. Equity securities risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. Equities to which the Fund will be exposed are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and, therefore, will be subject to greater dividend risk than debt instruments of such issuers. Finally, the prices of equities are sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Preferred securities risk

Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Leveraging risk

The value of your investment may be more volatile and other risks tend to be compounded if the Fund borrows or has exposure to derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements. During periods in which the Fund is using leverage, the fees paid to the Adviser for its investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s average total assets.

Anti-takeover provisions

The Fund’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is authorized to issue an unlimited number of common shares, without par value. All shares have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Shares, when issued and outstanding, will be fully paid and non-assessable. Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to common shareholders upon liquidation of the Fund. Common shareholders are entitled to one vote for each share held.

Outstanding Securities [Table Text Block]

As of May 1, 2023, the following number of shares were outstanding:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Outstanding Shares
Common Shares	Unlimited	0	16,625,374.483

General Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading tool. The Fund is not a complete investment program and should be considered only as an addition to an investor’s existing portfolio of investments. Because the Fund predominantly provides exposure to ILWs and Cat Bonds, which may carry risk similar to below investment grade (high yield) debt securities, an investment in the Fund’s shares is speculative in that it involves a high degree of risk. Due to uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. In addition, even though the Fund makes periodic offers to repurchase a portion of its outstanding shares to provide some liquidity to shareholders, shareholders should consider the Fund to be an illiquid investment.

Insurance And Reinsurance Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insurance and reinsurance investments risk

A principal risk of an investment in insurance and reinsurance instruments is that a triggering event(s) (e.g., natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area) will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest and/or dividend payments with respect to the security and an investor will lose money. If multiple triggering events occur that impact a significant portion of the portfolio of the Fund, the Fund could suffer substantial losses. A significant portion of the Fund’s assets will generally have exposure to ILWs and Cat Bonds tied to natural events and there is inherent uncertainty as to whether, when, where and to what extent such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance and reinsurance investments carry a high degree of risk. The Fund is subject to the principal risks described herein, whether through the Fund’s (i) direct investments, (ii) indirect investment through one or more Segregated Accounts, or (iii) other investments.

Risks of investing in structured reinsurance investments

Structured Investments, such as ELNs and preferred shares, are generally subject to the same risks as the underlying ILWs and/or Cat Bonds, as applicable.

The Fund’s successful use of Structured Investments will generally depend on, among other things, the Adviser’s quantitative and qualitative analysis of various factors, including the probability of the occurrence of trigger events in the underlying ILWs and/or Cat Bonds. Should the price of the underlying ILWs and/or Cat Bonds move in an unexpected manner, should a triggering event occur on one or more underlying ILWs and/or Cat Bonds, or should the structure of the Structured Investment respond to market conditions differently than anticipated, the Fund may not achieve the anticipated benefits of the investment in the Structured Investment, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

Structured Investments are generally considered illiquid securities by the Fund. An investor in Structured Investments participates in the premiums and losses associated with the underlying ILWs and/or Cat Bonds. Premium payments received by a Segregated Account of NB Re will generally not be distributed to the Fund, but will instead be reinvested consistent with the investment guidelines of that Segregated Account. Structured Investments may be difficult to value.

Segregated Accounts which issue Structured Investments have operating fees and expenses separate from the fees and expenses that the Fund bears directly in connection with its own operations. The Fund will indirectly bear its allocated share of the operating fees and expenses assessable to the holders of those Structured Investments in which the Fund invests. Such fees and expenses, which are not reflected in the fee table and example below, reduce the return to the Fund on such investments and affect its performance.

Risks of investing in industry loss warranties

ILWs are exposed to catastrophic risks that can lead to binary performance of individual transactions. Events that trigger most payouts with respect to ILWs have historically been fairly rare and as such the probability of their occurrence may be difficult to predict. The performance of ILWs depends on determination of industry losses by a recognized third-party assessor. This dependency may cause substantial delays in either releasing the ILW collateral and premium funds to the Fund or paying it to the reinsured party, because the third-party assessor may require time to issue its findings of industry losses. Such delays are typically between one to six months but, in unusual circumstances, may extend up to 36 months or more. Contracts for ILWs typically contain clauses that allow collateral release upon review of certain loss thresholds relative to certain time intervals—the “loss development period.” For instance, if a third party assessor estimates at a set point in time that industry-insured losses for the relevant specific event are $15 billion, and the ILW transaction in question is triggered at an industry loss of more than $30 billion, the ILW collateral would normally be released at the time of such determination. In general, if the initial estimated loss is less than 50% of the trigger value, the ILW is released at the defined date of estimation; otherwise, release may be delayed. The majority of the ILWs in which the Fund expects to have exposure are structured so as to release collateral either at the defined date of estimation, assuming no losses or within a twenty-four month loss development period. The Adviser generally seeks to gain exposure to ILW commitments structured to limit any conditional lock-up period to the extent commercially reasonable, but there can be no assurance such conditional lock-up period will coincide with the intended duration of the Fund’s investment. It is not expected that any delay will have a material impact on the Fund’s ability to make required distributions in order to qualify as a regulated investment company. ILWs in which the Fund invests may be documented as swaps. Such ILW swaps will also be subject to Swaps Risk.

Generally, there will be no readily-available market for ILWs. ILWs are considered illiquid securities by the Fund.

Risks of investing in catastrophe bonds

Cat Bonds (also known as event-linked bonds) carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of a Cat Bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified, the Fund may lose a portion or all of its accrued interest and/or principal invested in such security. Because Cat Bonds cover “catastrophic” events that, if they occur, will result in significant losses, Cat Bonds carry a high degree of risk of loss and carry risk similar to “high yield” or “junk” bonds. The rating of a Cat Bond, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have been determined to have a greater likelihood of a triggering event occurring and loss to the Fund. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc. The Adviser may use reports from one or more of these modeling firms as part of its investment process or may create its own internal risk model for this purpose. Different methodologies are used to evaluate the probability of various types of pre-defined trigger events. If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to a Cat Bond that is not justified. Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks. Additionally, because there are few major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified. In addition to the specified trigger events, Cat Bonds may expose the Fund to certain other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

Swaps risk

The Fund may obtain swap exposure by investing indirectly in ILWs documented as swaps, which typically are contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes, weather-related phenomena and other criteria determined by independent parties. If a trigger event(s) occurs, the Fund may lose the swap’s notional amount. As derivative instruments, ILW swaps are subject to risks in addition to the risks of investing in insurance- and reinsurance-related instruments, including risks associated with the counterparty and leverage.

Reinsurance market and reinvestment risk

The size of the reinsurance market may change over time, which may limit the availability of ILWs, Cat Bonds and/or Structured Investments for investment by the Fund. The original issuance of ILWs, Cat Bonds and Structured Investments in general, including these investments with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for such investments by institutional investors. The availability of ILWs, Cat Bonds and Structured Investments in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILWs, Cat Bonds and Structured Investments held by the Fund mature, or the Fund must sell securities in connection with share repurchases, the Fund may be required to hold more cash or short-term instruments than it normally would until attractive reinsurance investments become available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Illiquidity and restricted securities risk

To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limitation in illiquid investments. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. As a relatively new type of financial instrument, there is limited trading history for reinsurance investments, even for those instruments deemed to be liquid. There can be no assurance that a liquid market for the Fund’s investments will exist or be maintained. At any given time, the Fund’s portfolio may be substantially illiquid. The Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Certain of the instruments in which the Fund may invest are subject to restrictions on resale by the federal securities laws or otherwise, such as securities offered privately pursuant to Section 4(a)(2) of the Securities Act of 1933 (the “1933 Act”) and securities issued pursuant to Rule 144A under the 1933 Act. While certain restricted securities may, notwithstanding their limitations on resale, be treated as liquid if the Adviser determines, pursuant to the applicable procedures, that such treatment is warranted, there can be no guarantee that any such determination will continue. Restricted securities previously determined to be liquid may subsequently become illiquid while held by the Fund. Even if such restricted securities are not deemed to be illiquid, they may nevertheless be difficult to value and the Fund may be required to hold restricted securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities. This may result in losses to the Fund and investors.

Valuation risk

The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for illiquid investments or investments that are valued using a fair value methodology. The Fund is subject to the risk that one or more of the securities in which the Fund invests are priced incorrectly, due to factors such as incomplete or inaccurate data or information, market instability, lack of a liquid secondary market or human error. In addition, pricing of insurance and reinsurance investments is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur, or if occurring, the magnitude of such events. A substantial portion of the Fund’s investment is in Structured Investments for which market quotations are not available. The Fund’s investment in Structured Investments are priced on a periodic basis by the administrator of the Segregated Accounts. When not priced by the administrator, the Structured Investments are valued pursuant to fair value procedures approved by the Board.

The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. When market quotations are not readily available or are believed by the Adviser to be unreliable, the Adviser will fair value the Fund’s investments in good faith pursuant to the Fund’s Fair Value Procedures. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Reinsurance industry risk

The performance of the Fund’s investments and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.) and other specified events causing physical and/or economic loss. Triggering events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. Generally, the event is a natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires and floods. Major natural disasters in populated areas (such as in the cases of Hurricane Ian in Florida and the Carolinas in 2022, Hurricane Harvey in the Houston metropolitan area in 2017, Hurricane Irma in Florida and the Caribbean Islands in 2017, Hurricane Katrina in New Orleans in 2005 and Superstorm Sandy in the New York City metropolitan area in 2012) or related to high-value insured property (such as plane crashes) can result in significant losses and investors in ILWs, Cat Bonds and Structured Investments tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in ILWs, Cat Bonds or Structured Investments for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the ILWs, Cat Bonds or Structured Investments held by the Fund will result in substantial losses to the Fund. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Fund.

Risk-modeling risk

The Adviser, in selecting investments for the Fund, may consider risk models created by independent third parties, the sponsor of a reinsurance-related security and/or a broker. The sponsor of a reinsurance-related security may be incentivized to skew risk models to minimize risks associated with such security in order to entice investors, thereby jeopardizing the integrity of the Adviser’s investment analysis process. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge. Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure.

The Adviser uses the output of the risk models before and after investment to assist the Adviser in assessing the risk of a particular reinsurance-related security or a group of such securities. Risk models are created using historical, scientific and other related data. Because such risk models are based in part upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event. In addition, any errors or imperfections in a risk model or in the data on which it is based or any technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. Risk models are used by the Adviser as one input in its risk analysis process for Fund investments. The Adviser also considers available information related to any known market impacts on the various investments within the parameters of the Fund’s principal investment strategies.

Risks of Investing in Segregated Accounts of NB Re
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of investing in Segregated Accounts of NB Re

NB Re is a registered Bermuda Class 3 insurer. As such, it is subject to regulation and supervision in Bermuda. Bermuda insurance statutes, regulations and policies of the Bermuda Monetary Authority may affect NB Re’s ability to write reinsurance policies or the ability of its segregated accounts to distribute funds. It is not presently intended that NB Re will be admitted to do business in any jurisdiction in the United States or elsewhere (other than Bermuda). However, there can be no assurance that insurance regulators in the United States or elsewhere will not review the activities of NB Re or related companies or its segregated accounts or agents and claim that NB Re is subject to such jurisdiction’s licensing requirements. The process of obtaining licenses is very time consuming and costly, and NB Re may not be able to become licensed in a jurisdiction other than Bermuda, which could significantly and adversely affect NB Re’s business by limiting its ability to conduct business as well as subjecting it to penalties and fines. If, in the future, NB Re becomes subject to any insurance laws of the United States or any state thereof or of any other jurisdiction, there is no assurance that it would be in compliance with those laws or that coming into compliance with those laws would not have a significant and negative effect on its business.

Because NB Re is incorporated in Bermuda, it is subject to changes of Bermuda law and regulation that may have an adverse impact on its operations, including imposition of tax liability or increased regulatory supervision. In addition, the Bermuda insurance and reinsurance regulatory framework has become subject to increased scrutiny in many jurisdictions, including in the United States and in various states within the United States. The future impact on NB Re’s operations of any future changes in the laws and regulations to which it is or may become subject cannot be predicted.

Focused Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Focused investing risk

At any given time, the Fund’s investments or portfolio risks may be focused on particular types of reinsurance investments, on a limited group of available perils and geographic regions or in reinsurance contracts written by one or more reinsurers. Such focused investing could expose the Fund to losses disproportionate to other comparable funds.

The Fund concentrates in the financial services group of industries. Such concentration of risk may increase any losses suffered by the Fund. Issuers of ILWs, Cat Bonds and Structured Investments are generally classified as belonging to the financial services group of industries. Although, the Fund has no current intention to invest in banks or other issuers that may be commonly considered in the financial services group of industries, as a result of this categorization of reinsurance investments, the Fund may be subject to concentration risk. The industries within the financial services group of industries are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services group of industries. Insurance companies can be subject to severe price competition. The financial services group of industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Non-U.S. financial services companies, including insurance companies, may be subject to different levels of regulation than that to which similar companies operating in the U.S. are subject. Similarly, to the extent the Fund has exposure to a significant extent in investments tied economically to a specific geographic region, country or a particular market, it will have more exposure to regional and country economic risks than it would if it had more geographically diverse investments.

Non-Diversification Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Non-diversification risk

The Fund is classified as “non-diversified,” which means that it can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the Fund’s losses from adverse events affecting a particular issuer, and the value of its shares may be more volatile than if it invested more widely.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market risk

The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions, market disruptions caused by trade disputes or other factors, political and geopolitical factors, economic sanctions, adverse investor sentiment, cybersecurity events, or local, regional or global events such as wars, terrorism, epidemics, pandemics or other public health issues, real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates or currency rates or lack of liquidity in the markets. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The Fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Additional Market Disruption. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Although its effects have begun to dissipate, the COVID-19 pandemic resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. The COVID-19 pandemic also caused significant disruptions to business operations, including business closures; strain on healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic; and widespread uncertainty regarding the duration and long-term effects of the pandemic.

Rates of inflation have recently risen. Inflation has affected the global economy and global financial markets. Inflation occurs when prices increase and the purchasing power of money decreases. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a portfolio’s assets can decline as can the value of a portfolio’s distributions. Governments around the world, including the U.S. government, have taken steps designed to manage inflation, including by raising interest rates. Interest rates may remain elevated or may rise further.

Cash Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cash management risk

The value of the investments held by the Fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the Fund has any uninvested cash, the Fund will be subject to risk with respect to the depository institution holding the cash. During such periods, it may be more difficult for the Fund to achieve its investment objectives.

Management And Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management and operational risk

The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques, judgment and decisions will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses, models, tools, resources, information and data used by the Adviser as part of its investment process, or if such analyses, models, tools, resources, information or data are used incorrectly or do not work as intended, could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services.

Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses.

With the increased use of technologies and the dependence on computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects.

Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, or the custodian, transfer agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified or that an attack may not be detected given that technology is changing and new ways to carry out cyber attacks are continuously developing.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset values, and prevent shareholders from redeeming their shares. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents. Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the Adviser, transfer agent, the Distributor and their respective service providers are subject to the risk of cyber incidents occurring from time to time.

Model And Data Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Model and data risk

The Adviser may use quantitative methods and/or third party information or data to select investments.

If quantitative models, algorithms or calculations (whether proprietary and developed by the Adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax risk

As described in more detail later in this Prospectus under “Federal Income Tax Matters”, in order to qualify for the favorable tax treatment generally available to regulated investment companies, at least 90% of the Fund’s gross income each taxable year must consist of qualifying income, the Fund must meet certain asset diversification tests at the end of each quarter of its taxable year, and the Fund must meet certain distribution requirements for each taxable year. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it has derived for a taxable year until after year-end. The Fund may determine not to make an investment that it otherwise would have made, or may dispose of an investment it otherwise would have retained (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), in an effort to meet the qualifying income test.

The Fund normally invests a significant portion of its assets in Structured Investments in the form of ELNs issued by Segregated Accounts. The federal income tax treatment of these Structured Investments and Segregated Accounts, both generally and with respect to the requirements applicable to regulated investment companies, is not entirely clear. Under proposed Treasury Regulations, it is expected that each of the Segregated Accounts will be treated as a separate entity for U.S. federal income tax purposes. If a Segregated Account were to instead be treated as a division of a larger entity consisting of multiple Segregated Accounts, then the Fund could fail to meet the asset diversification tests applicable to regulated investment companies. Additionally, it is expected that the ELNs will be treated as non-voting equity interests in the Segregated Accounts for U.S. federal income tax purposes. If the ELNs were to instead be treated as voting equity investments, the Fund could fail to meet the asset diversification tests applicable to regulated investment companies.

The Fund has received an opinion from Morgan, Lewis & Bockius LLP, counsel to the Fund, that, for federal income tax purposes and subject to and based upon certain facts, assumptions and limitations, the Segregated Accounts of NB Re the primary business of which will be entering into ILWs (the “NB Re Segregated Accounts”) will more likely than not be treated as separate corporations. The Fund has not sought, and will not seek, any ruling from the Internal Revenue Service (the “IRS”) regarding the conclusion reached in the opinion, and the opinion has no official status of any kind and is not binding on the IRS. In addition, some of the facts and issues under existing law that could significantly affect the opinion have not been definitively addressed by the IRS or the courts. Accordingly, there can be no assurance that the IRS will not assert, or a court will not sustain, a position contrary to the conclusion set forth in the opinion. As discussed above and later in this Prospectus under “Federal Income Tax Matters,” the Fund could be adversely affected, perhaps significantly, should the IRS or a court disagree with the conclusion reached in the opinion. In such a case, the Fund will seek to mitigate any adverse impact of the position of the IRS or a court on the Fund and its shareholders by exercising its available redemption rights under the terms of the ELNs issued by the NB Re Segregated Accounts. No assurance can be given that the Fund will be able to avoid, through redemption or any other action, adverse federal income tax consequences for the Fund and, consequently, for the Fund’s shareholders.

The tax treatment of certain insurance- and reinsurance-related instruments is also not entirely clear. Certain of the Fund’s investments (including, potentially, certain ILWs, Cat Bonds and Structured Investments) may generate income that is not qualifying income. Investments in the Segregated Accounts and certain other investments directly or indirectly held by the Fund (including certain ILWs, Cat Bonds and Structured Investments) may be treated as equity interests in PFICs for U.S. federal income tax purposes. In general, a PFIC is a foreign corporation (i) that earns at least 75% of its annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of its assets (computed based on average fair market value) either produce or are held for the production of passive income. If the Fund directly or indirectly holds any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received (directly or indirectly) from the PFIC or on any gain recognized by the Fund (directly or indirectly) from the sale or other disposition of stock in the PFIC, even if all income or gain actually earned by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. A “qualified electing fund” election or a “mark to market” election may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (which would be subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements with respect to such income or gain and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), or the Fund may be required to borrow cash. Gains recognized by the Fund from the sale or other disposition of stock of PFICs may also be treated as ordinary income. In order for the Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its after-tax return from these investments.

The Segregated Accounts and certain other issuers of insurance- and reinsurance-related securities may be treated as CFCs for U.S. federal income tax purposes. If a sufficient portion of the vote or, under legislation enacted in late 2017, value of interests in a foreign issuer that is treated as a corporation for U.S. federal income tax purposes is directly or indirectly held (or treated as held) by the Fund, independently or together with certain other U.S. persons, that issuer may be treated as a CFC with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. Prior to the 2017 change in tax law, it was expected, but not guaranteed, that the Segregated Accounts of NB Re would not be treated as CFCs for U.S. federal income tax purposes. If the Segregated Accounts or other issuers of insurance- and reinsurance-related securities are treated as CFCs for U.S. federal income tax purposes, the Fund may have to dispose of its portfolio securities (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances) to generate cash, or may have to borrow the cash, to meet its distribution requirements and avoid Fund-level taxes. In addition, some Fund gains recognized from the sale or other disposition of interests in such an issuer may be treated as ordinary income. The Fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to limit its tax liability or maximize its after-tax return from these investments.

If the Fund were to fail to qualify for treatment as a regulated investment company, it would generally be subject to tax in the same manner as an ordinary corporation, and distributions to its shareholders generally would not be deductible by the Fund in computing its taxable income. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur a significant penalty tax that would reduce (and potentially could eliminate) the Fund’s returns.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase offers risk

The Fund is operated as an “interval fund” and, in order to provide some liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at NAV subject to approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 5%, of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, borrowings or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund employed investment leverage, repurchases of shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered shares is determined. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing risk

The Fund may borrow to meet repurchase requests or for investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing will also cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires a closed-end fund to maintain asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) and generally requires a closed-end fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the Fund) or distribution on the Fund’s stock or the repurchase of any of the Fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300% after deducting the amount of the dividend, distribution or purchase price, as the case may be. To satisfy 1940 Act requirements in connection with leverage or to meet obligations, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. There can be no assurances that the Fund’s use of leverage will be successful.

LIBOR Risk
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR risk

Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and it is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee, is now publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have begun publication. Markets are slowly developing in response to these new rates. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine, and they may vary depending on factors that include, but are not limited to, (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallback provisions for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Expense Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expense risk

Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease or if an expense limitation is changed. Net assets are more likely to decrease and the Fund’s expense ratio is more likely to increase when markets are volatile.

Conflicts Of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of interest

The Adviser and its affiliates are engaged in a variety of businesses and have interests other than those related to managing the Fund. The broad range of activities and interests of the Adviser and its affiliates gives rise to actual, potential and perceived conflicts of interest that could affect the Fund and its shareholders. Certain actual and potential conflicts are described below. Other conflicts may arise from time to time.

The Adviser recognizes that in certain circumstances a conflict of interest may arise when voting a proxy. For example, a conflict of interest is deemed to occur when the Adviser or one of its affiliated persons has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy. When a proxy proposal raises a material conflict of interest between the Adviser’s interests and those of the Fund, the Adviser will seek to resolve the conflict in accordance with its adopted procedures.

The Adviser, its affiliates and the Fund have adopted practices, policies and procedures that are intended to identify, manage and, when possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective.

The Adviser, its affiliates and other financial service providers have conflicts associated with their promotion of the Fund or other dealings with the Fund that would create incentives for them to promote the Fund. The Adviser and/or its affiliates make revenue sharing payments to brokers and other financial intermediaries to promote the distribution of the Fund. The Adviser and its affiliates will benefit from increased assets under management.

The Adviser has been designated as the Fund’s valuation designee with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The Adviser’s service as valuation designee is expressly permitted by applicable regulations. The Adviser performs such valuation services in accordance with valuation policies and procedures of the Funds and the Adviser. The Adviser may value an identical asset differently than its affiliates. This is particularly the case in respect of difficult-to-value assets. The Adviser faces a conflict with respect to valuations generally because of their effect on the Adviser’s fees and other compensation. Valuation decisions by the Adviser may also result in improved performance of the Fund.

The Adviser and/or its affiliates have existing and may have other future business dealings or arrangements with current or proposed fund service providers (or their affiliates) recommended by the Adviser. Such other business dealings or arrangements present conflicts of interest. For example, the Adviser may have an incentive to hire as a service provider an entity with which the Adviser or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and the Adviser may have a disincentive to recommend the termination of such service provider.

Further discussion of conflicts of interest appears in the SAI. These discussions are not, and are not intended to be, a complete enumeration or description of all the actual and potential conflicts that the Adviser and its affiliates have now or may have in the future.

Floating Rate Instrument Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Floating rate instrument risks

Floating rate loans and similar investments may be illiquid or less liquid than other investments. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. In particular, loans may take longer than seven days to settle, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans. To the extent that sale proceeds of loans are not available, the Fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws. The ILWs, Cat Bonds and Structured Investments in which the Fund directly or indirectly invests may be variable rate, or floating rate.

In addition, while the collateral securing most Cat Bonds in which the Fund currently intends to invest is typically invested in low-risk investments, certain Segregated Accounts in which the Fund invests may permit investment of collateral in higher risk, higher yielding investments. Thus, the value of collateral, if any, securing the Fund’s investments in Cat Bonds can decline or may be insufficient to meet the issuer’s obligations and the collateral, if repaid to the Fund, may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

Risks of Inverse Floating Rate Obligations
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of inverse floating rate obligations

The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

Investing In Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in other investment companies risk

Investing in other investment companies subjects the Fund to the risks of investing in the underlying securities or assets held by those investment companies. When investing in another investment company, the Fund will bear a pro rata portion of the underlying fund’s expenses, in addition to its own expenses.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest rate risk

The market prices of securities may fluctuate significantly when interest rates change. When interest rates rise, the value of fixed income securities generally falls. In recent years, interest rates in the U.S. have been at historic lows, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the maturity (i.e., measure of time remaining until the final payment on a security) or duration (i.e., measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates) of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Rising interest rates can lead to increased default rates as payment obligations increase. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit risk

If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. In addition, the Fund may incur expenses and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty. A security may change in price for a variety of reasons. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If there is an adverse credit event, or a perceived change in the issuer’s creditworthiness, these securities could experience a far greater negative price movement than would be predicted by the change in the security’s yield in relation to their effective duration. The Fund evaluates the credit quality of issuers and counterparties prior to investing in securities. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

Prepayment Or Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment or call risk

Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund would be forced to reinvest prepayment proceeds at a time when yields or securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Risks of Subordinated Securities
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of subordinated securities

A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them. Certain Segregated Accounts in which the Fund invests may issue multiple tranches of interests to investors.

Risks of Non-U.S. Investments
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of non-U.S. investments

Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

There may be restrictions on imports from certain countries, such as Russia, and dealings with certain state-sponsored entities. For example, following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States signed an Executive Order in June 2021 affirming and expanding U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Adviser or a sub-adviser otherwise believes is attractive, the Fund may incur losses. Any of the above factors may adversely affect the Fund’s performance or the Fund’s ability to pursue its investment goal(s).

Below Investment Grade Debt Securities And Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below investment grade debt securities and unrated securities risk

Below investment grade debt securities, which are commonly called “junk” bonds, are rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have comparable ratings by another rating organization. Debt securities rated below investment grade are commonly referred to as “junk” bonds and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Below investment grade securities also may be more difficult to value.

Below investment grade investments may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default), and illiquidity risk. Below investment grade investments or unrated investments judged by the Adviser to be of comparable quality may be more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on below investment grade investments will fluctuate.

Equity Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity investing risk

The Fund may at times invest directly or indirectly in equity securities, which may be publicly or privately offered. The equity securities in which the Fund invests may be more volatile than the equity markets as a whole. Equity securities risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. Equities to which the Fund will be exposed are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and, therefore, will be subject to greater dividend risk than debt instruments of such issuers. Finally, the prices of equities are sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Preferred securities risk

Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging risk

The value of your investment may be more volatile and other risks tend to be compounded if the Fund borrows or has exposure to derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements. During periods in which the Fund is using leverage, the fees paid to the Adviser for its investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s average total assets.

Anti-takeover Provisions
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-takeover provisions

The Fund’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	400 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022-4406
Contact Personnel Name	Rochelle Levy
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	common shares
Security Dividends [Text Block]	All shares have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]	Common shareholders are entitled to one vote for each share held.
Security Liquidation Rights [Text Block]	Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to common shareholders upon liquidation of the Fund.
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	16,625,374.483

[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the Fund’s total annual operating expenses will not exceed 1.00% (after fee waivers and/or expense reimbursements, and exclusive of front-end or contingent deferred loads, taxes, interest, brokerage commissions, acquired fund fees or expenses, extraordinary expenses such as litigation expenses, and other expenses not incurred in the ordinary course of the Fund’s business). These arrangements will continue until July 27, 2024 and shall automatically renew for an additional one-year period unless sooner terminated by the Fund or by the Board of Trustees upon 60 days’ written notice to the Adviser or termination of the advisory agreement between the Fund and the Adviser. The Adviser may recoup fees waived and expenses reimbursed for a period of three years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Fund in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment.